Stock-Based Compensation - Summary of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 14.01	$ 13.46	$ 13.08	$ 11.24
Number of Shares
Beginning Balance	3,723,342	4,184,158	6,139,280
Granted	0	100,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.00	$ 15.19	$ 0.00
Exercised	(765,408)	(444,594)	(1,884,330)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 11.09	$ 9.41	$ 7.23
Forfeited	(892)	(1,764)	(57,290)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 20.04	$ 19.36	$ 9.10
Expired	(33,053)	(114,458)	(13,502)
Ending Balance	2,923,989	3,723,342	4,184,158
Exercisable	2,923,298.00	3,715,258	4,158,145
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 19.34	$ 16.62	$ 12.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 7.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 14.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 7.1